Equity Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Changes to Number of Restricted Shares

A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs (in 000's)
Balance, RSUs outstanding as at December 31, 2017	1,550
Converted into common shares	(123)
Granted	246
Forfeited	(5)
Balance, RSUs outstanding as at December 31, 2018	1,668
Converted into common shares	(206)
Granted	955
Forfeited	(20)
Cancelled	(9)
Balance, RSUs outstanding as at December 31, 2019	2,388

Summary of Changes to Number of Deferred Share Units

During the year ended December 31, 2019 the Company granted 135 DSUs (2018 – 87) with the total estimated fair value of $611 (2018 – $497) to the Company’s independent directors in lieu of cash payments of directors’ fees.

Number of DSUs (in 000's)
Balance, DSUs outstanding as at December 31, 2017	41
Granted	87
Balance, DSUs outstanding as at December 31, 2018	128
Granted	135
Converted into common shares	(35)
Balance, DSUs outstanding as at December 31, 2019	228

Summary of Stock Options Outstanding and Exercisable	Stock options outstanding and exercisable as at December 31, 2019 are as follows:
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2019 (in 000's)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CAD$	Number Exercisable as at December 31, 2019 (in 000's)	Weighted Average Exercise Price CAD$
$1.50-$2.35	860	1.0	2.12	860	2.12
$4.55 - $5.00	1,027	2.2	4.89	1,027	4.89
$8.05 - $12.34	1,844	2.7	8.31	1,844	8.31
	3,731	2.2	5.94	3,731	5.94

Summary of Changes to Stock Options Outstanding

A summary of changes to stock options outstanding is as follows:

	Number of Options (in 000's)	Weighted Average Exercise Price, (CAD$)
Balance, stock options outstanding as at December 31, 2017	5,306	4.85
Granted	90	9.54
Exercised	(176)	(1.59)
Forfeited	(44)	(7.72)
Expired	(24)	(6.23)
Balance, stock options outstanding as at December 31, 2018	5,152	5.02
Exercised	(1,203)	(2.60)
Expired	(218)	(6.41)
Balance, stock options outstanding as at December 31, 2019	3,731	5.94

Summary of Fair Value of Performance Awards Granted by Using Monte Carlo Simulation Model
	October 8, 2019	August 21, 2018
Number of PSUs granted	323	699
Correlation coefficient between the peer group companies	13.1%	13.1%
Risk-free interest rate	1.38%	2.7%
Dividend rate	0%	0%
Annualized volatility	62.5%	71.9%
Peer Group average volatility	64.1%	65.9%
Estimated forfeiture rate	10.0%	11.6%
Fair value per PSU granted (CDN$)	6.25	8.50
Total fair value of PSUs granted, prior to forfeiture rate adjustment (CDN$)	2,016	5,945

Summary of Changes to Number of RS-Ps

A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs (in 000's)
Balance, PSUs outstanding as at December 31, 2017	-
Granted	699
Balance, PSUs outstanding as at December 31, 2018	699
Forfeited	(12)
Granted	323
Balance, PSUs outstanding as at December 31, 2019	1,010